Quarterly Holdings Report
for
Fidelity® Small-Mid Multifactor ETF
October 31, 2022
SFE-NPRT1-1222
1.9892236.103
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc.	1,766	92,733
EchoStar Holding Corp. Class A (a)	4,055	76,518
Liberty Global PLC Class C (a)	10,028	177,094
Lumen Technologies, Inc. (b)	20,369	149,916
		496,261
Entertainment - 0.7%
Live Nation Entertainment, Inc. (a)	2,767	220,281
Playtika Holding Corp. (a)	7,357	69,524
Sciplay Corp. (A Shares) (a)	5,951	83,254
World Wrestling Entertainment, Inc. Class A	1,638	129,222
		502,281
Media - 1.5%
AMC Networks, Inc. Class A (a)	2,580	58,076
John Wiley & Sons, Inc. Class A	1,996	84,211
News Corp. Class A	11,693	197,261
Nexstar Broadcasting Group, Inc. Class A	962	164,791
Scholastic Corp.	1,984	75,670
Sinclair Broadcast Group, Inc. Class A	3,691	65,737
Sirius XM Holdings, Inc. (b)	24,021	145,087
TechTarget, Inc. (a)	1,410	91,016
TEGNA, Inc.	6,581	137,411
The New York Times Co. Class A	4,777	138,342
Thryv Holdings, Inc. (a)	2,917	59,682
		1,217,284
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	4,882	69,422
TOTAL COMMUNICATION SERVICES		2,285,248
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.2%
BorgWarner, Inc.	5,680	213,170
Dorman Products, Inc. (a)	1,252	102,188
Gentex Corp.	6,390	169,271
Gentherm, Inc. (a)	1,809	105,682
LCI Industries	1,020	108,232
Lear Corp.	1,437	199,326
Standard Motor Products, Inc.	2,393	90,766
		988,635
Automobiles - 0.4%
Harley-Davidson, Inc.	4,357	187,351
Winnebago Industries, Inc.	1,816	108,397
		295,748
Distributors - 0.4%
LKQ Corp.	5,360	298,230
Diversified Consumer Services - 1.5%
Bright Horizons Family Solutions, Inc. (a)	1,900	124,108
Carriage Services, Inc.	2,541	62,026
Graham Holdings Co.	195	121,655
Grand Canyon Education, Inc. (a)	1,332	134,039
H&R Block, Inc.	4,419	181,842
Laureate Education, Inc. Class A	8,808	111,333
Perdoceo Education Corp. (a)	7,096	81,107
Service Corp. International	3,610	218,802
Strategic Education, Inc.	1,470	101,430
Stride, Inc. (a)	2,482	83,172
		1,219,514
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc. (a)	7,613	74,760
Bloomin' Brands, Inc.	5,043	121,082
Bluegreen Vacations Holding Corp. Class A (b)	3,552	61,485
Boyd Gaming Corp.	2,646	152,833
Choice Hotels International, Inc.	1,194	155,029
Churchill Downs, Inc.	887	184,416
Monarch Casino & Resort, Inc. (a)	1,428	113,397
Planet Fitness, Inc. (a)(b)	2,273	148,836
Texas Roadhouse, Inc. Class A	1,909	188,896
Travel+Leisure Co.	3,107	118,004
Vail Resorts, Inc.	945	207,078
Wendy's Co.	6,346	131,870
Wyndham Hotels & Resorts, Inc.	2,547	193,394
		1,851,080
Household Durables - 2.0%
Cavco Industries, Inc. (a)	442	100,188
Ethan Allen Interiors, Inc.	3,505	89,693
Helen of Troy Ltd. (a)	964	91,214
KB Home	3,815	109,948
La-Z-Boy, Inc.	3,456	85,605
M.D.C. Holdings, Inc.	3,117	94,944
Meritage Homes Corp. (a)	1,477	112,488
Mohawk Industries, Inc. (a)	1,444	136,819
PulteGroup, Inc.	5,435	217,346
Taylor Morrison Home Corp. (a)	4,667	122,929
Toll Brothers, Inc.	3,305	142,379
TopBuild Corp. (a)	877	149,213
TRI Pointe Homes, Inc. (a)	6,012	100,701
		1,553,467
Internet & Direct Marketing Retail - 0.1%
PetMed Express, Inc. (b)	4,057	86,495
Leisure Products - 0.3%
Smith & Wesson Brands, Inc.	6,342	71,601
Sturm, Ruger & Co., Inc. (b)	1,585	88,966
Vista Outdoor, Inc. (a)	3,570	103,673
		264,240
Multiline Retail - 0.7%
Dillard's, Inc. Class A (b)	393	129,214
Kohl's Corp.	4,609	138,040
Macy's, Inc.	8,789	183,251
Ollie's Bargain Outlet Holdings, Inc. (a)	2,160	120,960
		571,465
Specialty Retail - 3.1%
Academy Sports & Outdoors, Inc.	3,144	138,430
Advance Auto Parts, Inc.	1,332	252,973
Arko Corp.	9,870	101,168
Asbury Automotive Group, Inc. (a)	785	123,834
AutoNation, Inc. (a)	1,205	128,104
Caleres, Inc.	3,605	98,525
Dick's Sporting Goods, Inc.	1,697	193,051
Group 1 Automotive, Inc.	701	121,273
Lithia Motors, Inc. Class A (sub. vtg.)	730	144,650
MarineMax, Inc. (a)	2,489	80,420
Monro, Inc.	2,089	99,750
Murphy U.S.A., Inc.	611	192,166
Penske Automotive Group, Inc. (b)	1,136	126,800
Sally Beauty Holdings, Inc. (a)	7,482	95,096
The Buckle, Inc.	3,062	120,428
TravelCenters of America LLC (a)	1,687	107,259
Williams-Sonoma, Inc. (b)	1,602	198,376
Winmark Corp.	403	101,411
		2,423,714
Textiles, Apparel & Luxury Goods - 0.4%
Movado Group, Inc.	2,460	81,352
Ralph Lauren Corp.	1,505	139,498
Steven Madden Ltd.	3,607	107,741
		328,591
TOTAL CONSUMER DISCRETIONARY		9,881,179
CONSUMER STAPLES - 3.9%
Beverages - 0.7%
Coca-Cola Bottling Co. Consolidated	220	107,142
MGP Ingredients, Inc.	894	100,173
Molson Coors Beverage Co. Class B	4,251	214,378
National Beverage Corp.	1,742	82,606
		504,299
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc.	4,444	91,146
BJ's Wholesale Club Holdings, Inc. (a)	3,112	240,869
Casey's General Stores, Inc.	923	214,791
Grocery Outlet Holding Corp. (a)	3,025	104,574
Ingles Markets, Inc. Class A	985	92,954
Sprouts Farmers Market LLC (a)	4,089	120,626
Weis Markets, Inc.	1,185	110,999
		975,959
Food Products - 1.6%
Cal-Maine Foods, Inc.	2,051	115,902
Campbell Soup Co.	4,573	241,957
Flowers Foods, Inc.	5,733	164,594
Hostess Brands, Inc. Class A (a)	5,503	145,719
Ingredion, Inc.	1,828	162,911
Lamb Weston Holdings, Inc.	3,100	267,282
Pilgrim's Pride Corp. (a)	3,254	75,005
Tootsie Roll Industries, Inc.	2,387	96,411
		1,269,781
Household Products - 0.1%
WD-40 Co.	633	101,381
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	2,450	93,566
USANA Health Sciences, Inc. (a)	1,243	65,270
		158,836
Tobacco - 0.1%
Universal Corp.	1,835	92,869
TOTAL CONSUMER STAPLES		3,103,125
ENERGY - 5.0%
Energy Equipment & Services - 0.4%
Cactus, Inc.	2,706	139,954
Helmerich & Payne, Inc.	3,339	165,314
		305,268
Oil, Gas & Consumable Fuels - 4.6%
APA Corp.	7,297	331,722
Arch Resources, Inc.	784	119,395
California Resources Corp.	2,788	125,767
Chesapeake Energy Corp.	2,475	253,118
Chord Energy Corp.	889	136,097
Civitas Resources, Inc.	2,307	161,282
Comstock Resources, Inc.	5,814	109,187
CONSOL Energy, Inc.	1,603	101,021
Continental Resources, Inc.	1,931	142,836
CVR Energy, Inc.	2,629	102,689
DT Midstream, Inc.	2,753	164,354
EQT Corp.	6,086	254,638
HF Sinclair Corp.	3,754	229,632
Magnolia Oil & Gas Corp. Class A	5,410	138,929
Murphy Oil Corp.	4,292	208,205
PBF Energy, Inc. Class A	3,780	167,265
PDC Energy, Inc.	2,684	193,624
Peabody Energy Corp. (a)	5,233	125,069
Range Resources Corp.	6,153	175,237
Sitio Royalties Corp.	2,665	75,579
Texas Pacific Land Corp. (b)	134	308,719
VAALCO Energy, Inc.	15,713	80,922
		3,705,287
TOTAL ENERGY		4,010,555
FINANCIALS - 17.7%
Banks - 8.1%
BancFirst Corp.	1,018	97,545
Banner Corp.	1,835	137,166
Brookline Bancorp, Inc., Delaware	6,947	95,521
Cathay General Bancorp	3,043	138,761
Central Pacific Financial Corp.	3,852	79,043
City Holding Co.	1,150	115,978
Comerica, Inc.	2,990	210,795
Commerce Bancshares, Inc.	2,766	195,943
Community Trust Bancorp, Inc.	2,068	97,796
Customers Bancorp, Inc. (a)	2,601	87,628
CVB Financial Corp.	5,043	144,835
Eagle Bancorp, Inc.	2,137	96,763
East West Bancorp, Inc.	3,269	233,962
Farmers National Banc Corp.	6,080	83,539
Financial Institutions, Inc.	3,247	77,376
First Bancorp, Puerto Rico	8,320	131,373
First Commonwealth Financial Corp.	6,869	98,501
First Financial Corp., Indiana	1,886	91,452
First Foundation, Inc.	4,756	75,906
First Horizon National Corp.	11,455	280,762
FNB Corp., Pennsylvania	11,771	170,091
Fulton Financial Corp.	7,267	132,477
Great Southern Bancorp, Inc.	1,450	89,871
Hancock Whitney Corp.	2,951	164,872
Hanmi Financial Corp.	3,542	94,855
Heritage Financial Corp., Washington	3,615	121,789
Hope Bancorp, Inc.	7,185	97,500
Independent Bank Corp.	4,203	97,215
International Bancshares Corp.	2,635	130,696
Lakeland Bancorp, Inc.	5,967	111,285
Metropolitan Bank Holding Corp. (a)	1,235	81,510
Midland States Bancorp, Inc.	3,303	92,616
NBT Bancorp, Inc.	2,600	123,214
OceanFirst Financial Corp.	4,692	105,945
OFG Bancorp	3,577	99,727
Pathward Financial, Inc.	2,733	114,868
Popular, Inc.	2,189	154,806
Preferred Bank, Los Angeles	1,322	101,622
QCR Holdings, Inc.	1,622	82,252
Republic First Bancorp, Inc. (a)	22,600	63,958
Southside Bancshares, Inc.	2,486	85,121
Southstate Corp.	2,104	190,265
Synovus Financial Corp.	4,190	166,972
Trico Bancshares	2,184	126,475
UMB Financial Corp.	1,502	124,996
Umpqua Holdings Corp.	7,832	155,700
Washington Federal, Inc.	3,316	128,329
WesBanco, Inc.	3,255	131,632
Western Alliance Bancorp.	2,662	178,807
Wintrust Financial Corp.	1,837	171,980
Zions Bancorp NA	3,750	194,775
		6,456,866
Capital Markets - 1.7%
Bridge Investment Group Holdings, Inc. (b)	5,185	81,197
Evercore, Inc. Class A	1,396	146,720
Houlihan Lokey	1,667	148,896
Interactive Brokers Group, Inc.	2,608	209,031
LPL Financial	1,555	397,535
SEI Investments Co.	2,988	162,248
StoneX Group, Inc. (a)	1,135	105,918
Virtu Financial, Inc. Class A	4,412	98,741
		1,350,286
Consumer Finance - 0.5%
Credit Acceptance Corp. (a)(b)	258	120,130
Encore Capital Group, Inc. (a)	1,766	89,925
Enova International, Inc. (a)	2,771	103,885
Nelnet, Inc. Class A	1,144	101,919
		415,859
Diversified Financial Services - 0.4%
Jackson Financial, Inc.	4,134	158,580
Voya Financial, Inc. (b)	2,842	194,279
		352,859
Insurance - 6.1%
American Equity Investment Life Holding Co.	3,363	144,878
American Financial Group, Inc.	1,621	235,223
Amerisafe, Inc.	1,996	116,586
Assurant, Inc.	1,316	178,792
Axis Capital Holdings Ltd.	2,773	151,600
Brighthouse Financial, Inc. (a)	2,985	170,354
Brown & Brown, Inc.	4,730	278,077
Employers Holdings, Inc.	2,470	107,717
Erie Indemnity Co. Class A	747	191,986
Everest Re Group Ltd.	904	291,685
Genworth Financial, Inc. Class A (a)	26,464	123,587
Globe Life, Inc.	2,166	250,216
Hanover Insurance Group, Inc.	1,164	170,514
Horace Mann Educators Corp.	2,978	117,512
Kinsale Capital Group, Inc.	645	203,285
Loews Corp.	4,367	249,006
National Western Life Group, Inc.	427	84,555
Old Republic International Corp.	7,806	181,177
Reinsurance Group of America, Inc.	1,698	249,895
RenaissanceRe Holdings Ltd.	1,293	200,001
RLI Corp.	1,333	173,383
Safety Insurance Group, Inc.	1,135	98,688
Selective Insurance Group, Inc.	1,952	191,452
United Fire Group, Inc.	3,471	94,064
Unum Group	5,259	239,758
W.R. Berkley Corp.	4,422	328,908
		4,822,899
Mortgage Real Estate Investment Trusts - 0.2%
Blackstone Mortgage Trust, Inc.	5,144	128,394
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	3,476	137,580
Provident Financial Services, Inc.	4,403	98,715
Radian Group, Inc.	6,152	128,392
Southern Missouri Bancorp, Inc.	1,618	82,923
Trustco Bank Corp., New York	2,627	98,040
		545,650
TOTAL FINANCIALS		14,072,813
HEALTH CARE - 12.5%
Biotechnology - 2.6%
Alkermes PLC (a)	5,530	125,531
Chinook Therapeutics, Inc. (a)	4,612	100,311
Cytokinetics, Inc. (a)	2,987	130,412
Eagle Pharmaceuticals, Inc. (a)	2,050	64,514
Exelixis, Inc. (a)	8,519	141,245
Halozyme Therapeutics, Inc. (a)	3,820	182,634
Ionis Pharmaceuticals, Inc. (a)	3,951	174,634
Ironwood Pharmaceuticals, Inc. Class A (a)	9,216	100,823
iTeos Therapeutics, Inc. (a)	3,256	63,427
Neurocrine Biosciences, Inc. (a)	2,260	260,171
Repligen Corp. (a)	1,097	200,192
Syndax Pharmaceuticals, Inc. (a)	4,229	97,098
Travere Therapeutics, Inc. (a)	3,875	84,010
United Therapeutics Corp. (a)	1,037	239,060
Vanda Pharmaceuticals, Inc. (a)	8,566	89,686
		2,053,748
Health Care Equipment & Supplies - 3.0%
Atrion Corp.	143	85,844
Envista Holdings Corp. (a)	4,390	144,914
Globus Medical, Inc. (a)	2,539	170,113
Haemonetics Corp. (a)	1,930	163,954
ICU Medical, Inc. (a)	751	111,456
Integra LifeSciences Holdings Corp. (a)	2,506	125,927
IRadimed Corp.	2,218	64,433
iRhythm Technologies, Inc. (a)	965	123,028
Lantheus Holdings, Inc. (a)	2,143	158,561
LeMaitre Vascular, Inc. (b)	1,764	76,558
Masimo Corp. (a)	1,293	170,159
Meridian Bioscience, Inc. (a)	3,162	101,089
Merit Medical Systems, Inc. (a)	2,110	145,105
Neogen Corp. (a)	5,312	70,118
Omnicell, Inc. (a)	1,376	106,392
QuidelOrtho Corp. (a)	1,570	141,017
Shockwave Medical, Inc. (a)	897	262,956
UFP Technologies, Inc. (a)	995	93,381
Utah Medical Products, Inc.	941	84,267
		2,399,272
Health Care Providers & Services - 3.5%
Acadia Healthcare Co., Inc. (a)	2,343	190,486
Addus HomeCare Corp. (a)	1,103	112,969
Amedisys, Inc. (a)	1,144	111,643
AMN Healthcare Services, Inc. (a)	1,404	176,202
Chemed Corp.	392	183,013
Corvel Corp. (a)	625	102,631
Cross Country Healthcare, Inc. (a)	3,978	147,544
DaVita HealthCare Partners, Inc. (a)	1,836	134,046
Encompass Health Corp.	3,005	163,592
Fulgent Genetics, Inc. (a)	1,547	61,308
Henry Schein, Inc. (a)	3,139	214,896
LHC Group, Inc. (a)	956	159,748
National Healthcare Corp.	1,360	82,851
National Research Corp. Class A	2,433	99,096
Option Care Health, Inc. (a)	4,398	133,083
Premier, Inc.	3,898	135,962
R1 Rcm, Inc. (a)	5,053	89,236
The Ensign Group, Inc.	1,741	156,307
U.S. Physical Therapy, Inc.	1,052	93,418
Universal Health Services, Inc. Class B	1,726	199,992
		2,748,023
Health Care Technology - 0.6%
Computer Programs & Systems, Inc. (a)	2,904	93,799
Evolent Health, Inc. (a)	3,492	111,081
HealthStream, Inc. (a)	3,677	90,822
Nextgen Healthcare, Inc. (a)	5,507	110,360
Simulations Plus, Inc.	1,438	59,677
		465,739
Life Sciences Tools & Services - 0.6%
Bruker Corp.	2,756	170,431
Maravai LifeSciences Holdings, Inc. (a)	4,647	77,140
Medpace Holdings, Inc. (a)	886	196,674
Sotera Health Co. (a)	5,869	40,379
		484,624
Pharmaceuticals - 2.2%
Amphastar Pharmaceuticals, Inc. (a)	2,715	83,894
Corcept Therapeutics, Inc. (a)	4,256	121,722
Harmony Biosciences Holdings, Inc. (a)	1,862	96,824
Innoviva, Inc. (a)	6,484	87,923
Intra-Cellular Therapies, Inc. (a)	2,656	121,300
Jazz Pharmaceuticals PLC (a)	1,459	209,790
Organon & Co.	6,239	163,337
Pacira Biosciences, Inc. (a)	2,068	107,040
Perrigo Co. PLC	3,883	156,407
Phibro Animal Health Corp. Class A	4,596	67,515
Prestige Brands Holdings, Inc. (a)	2,110	114,953
Royalty Pharma PLC	7,270	307,666
SIGA Technologies, Inc.	4,684	43,046
Supernus Pharmaceuticals, Inc. (a)	3,215	110,178
		1,791,595
TOTAL HEALTH CARE		9,943,001
INDUSTRIALS - 17.4%
Aerospace & Defense - 1.8%
AAR Corp. (a)	2,003	88,773
Aerojet Rocketdyne Holdings, Inc. (a)	2,788	135,079
AerSale Corp. (a)	4,007	84,948
BWX Technologies, Inc.	2,577	146,837
Curtiss-Wright Corp.	1,038	174,208
Hexcel Corp.	2,364	131,675
Huntington Ingalls Industries, Inc.	896	230,335
Mercury Systems, Inc. (a)	2,203	106,625
Moog, Inc. Class A	1,229	104,158
Parsons Corp. (a)	2,039	95,588
Woodward, Inc.	1,634	149,838
		1,448,064
Air Freight & Logistics - 0.3%
Forward Air Corp.	1,042	110,317
Hub Group, Inc. Class A (a)	1,357	105,303
		215,620
Building Products - 2.0%
A.O. Smith Corp.	3,052	167,189
AAON, Inc.	1,710	110,278
Apogee Enterprises, Inc.	1,968	90,292
Armstrong World Industries, Inc.	1,472	111,239
Builders FirstSource, Inc. (a)	3,543	218,461
Carlisle Companies, Inc.	1,007	240,472
Insteel Industries, Inc.	2,601	68,536
Lennox International, Inc.	771	180,082
Owens Corning	2,217	189,797
Simpson Manufacturing Co. Ltd.	1,307	111,722
UFP Industries, Inc.	1,709	121,732
		1,609,800
Commercial Services & Supplies - 1.2%
Brady Corp. Class A	2,156	98,637
Clean Harbors, Inc. (a)	1,384	169,485
CoreCivic, Inc. (a)	8,736	91,466
Ennis, Inc.	3,540	79,862
HNI Corp.	2,610	75,664
Rollins, Inc.	5,192	218,479
Tetra Tech, Inc.	1,255	177,306
The GEO Group, Inc. (a)	11,685	98,855
		1,009,754
Construction & Engineering - 1.7%
AECOM	3,064	230,658
Arcosa, Inc.	1,881	120,760
Comfort Systems U.S.A., Inc.	1,208	148,922
Dycom Industries, Inc. (a)	1,086	128,343
EMCOR Group, Inc.	1,361	192,037
MDU Resources Group, Inc.	5,333	151,884
NV5 Global, Inc. (a)	692	100,305
Sterling Construction Co., Inc. (a)	3,192	86,152
Valmont Industries, Inc.	570	181,955
		1,341,016
Electrical Equipment - 1.4%
Acuity Brands, Inc.	905	166,131
Atkore, Inc. (a)	1,402	133,611
Encore Wire Corp.	855	117,639
GrafTech International Ltd.	11,877	60,454
Hubbell, Inc. Class B	1,118	265,503
nVent Electric PLC	4,459	162,754
Regal Rexnord Corp.	1,498	189,557
		1,095,649
Machinery - 3.5%
AGCO Corp.	1,550	192,464
Albany International Corp. Class A	1,222	111,960
Allison Transmission Holdings, Inc.	3,277	138,453
Crane Holdings Co.	1,391	139,573
Donaldson Co., Inc.	3,091	177,578
Federal Signal Corp.	2,530	118,025
Franklin Electric Co., Inc.	1,329	108,898
Gorman-Rupp Co.	2,702	73,332
Graco, Inc.	3,541	246,383
Hillenbrand, Inc.	2,543	112,350
Kadant, Inc.	522	92,890
Lincoln Electric Holdings, Inc.	1,350	191,700
Mueller Industries, Inc.	1,872	117,262
Nordson Corp.	1,098	247,050
Snap-On, Inc.	1,102	244,699
Standex International Corp.	877	86,867
Toro Co.	2,345	247,233
Watts Water Technologies, Inc. Class A	875	128,065
		2,774,782
Marine - 0.3%
Eagle Bulk Shipping, Inc.	1,597	77,263
Genco Shipping & Trading Ltd.	4,433	59,402
Matson, Inc.	1,435	105,587
		242,252
Professional Services - 2.9%
Booz Allen Hamilton Holding Corp. Class A	2,706	294,548
CACI International, Inc. Class A (a)	584	177,554
CBIZ, Inc. (a)	2,308	114,569
Exponent, Inc.	1,466	139,651
Forrester Research, Inc. (a)	1,709	72,325
FTI Consulting, Inc. (a)	942	146,603
Heidrick & Struggles International, Inc.	2,535	71,386
Huron Consulting Group, Inc. (a)	1,333	98,149
ICF International, Inc.	940	112,452
Insperity, Inc.	1,154	136,195
KBR, Inc.	3,422	170,313
Kelly Services, Inc. Class A (non-vtg.)	3,700	60,458
Kforce, Inc.	1,464	92,627
Korn Ferry	1,852	102,953
Resources Connection, Inc.	3,667	66,996
Robert Half International, Inc.	2,515	192,297
Science Applications International Corp.	1,559	168,902
TriNet Group, Inc. (a)	1,372	89,153
		2,307,131
Road & Rail - 1.1%
ArcBest Corp.	1,150	91,345
J.B. Hunt Transport Services, Inc.	1,628	278,502
Knight-Swift Transportation Holdings, Inc. Class A	3,704	177,903
Landstar System, Inc.	1,003	156,689
Marten Transport Ltd.	4,034	75,718
Schneider National, Inc. Class B	3,326	73,970
		854,127
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	1,240	154,231
BlueLinx Corp. (a)	1,006	70,883
Boise Cascade Co.	1,565	104,495
McGrath RentCorp.	1,180	110,979
MSC Industrial Direct Co., Inc. Class A	1,538	127,623
Rush Enterprises, Inc. Class A	2,044	101,975
Triton International Ltd.	2,036	123,565
Watsco, Inc.	740	200,510
		994,261
TOTAL INDUSTRIALS		13,892,456
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 1.1%
Ciena Corp. (a)	3,659	175,266
Clearfield, Inc. (a)	878	106,651
Juniper Networks, Inc.	7,457	228,184
Lumentum Holdings, Inc. (a)	1,834	136,541
NetScout Systems, Inc. (a)	3,215	115,483
Viavi Solutions, Inc. (a)	8,261	124,741
		886,866
Electronic Equipment & Components - 3.7%
Arrow Electronics, Inc. (a)	1,596	161,611
Avnet, Inc.	3,012	121,052
Badger Meter, Inc.	1,195	134,414
Belden, Inc.	1,756	122,270
Coherent Corp. (a)	2,972	99,889
CTS Corp.	2,268	89,631
ePlus, Inc. (a)	1,921	93,591
Fabrinet (a)	1,300	148,720
Insight Enterprises, Inc. (a)	1,301	122,958
Jabil, Inc.	3,314	212,925
Knowles Corp. (a)	5,754	79,118
Littelfuse, Inc.	653	143,823
Methode Electronics, Inc. Class A	2,309	95,200
Napco Security Technologies, Inc.	3,231	91,825
National Instruments Corp.	3,812	145,542
Novanta, Inc. (a)	1,018	143,945
OSI Systems, Inc. (a)	1,006	82,673
PC Connection, Inc.	1,756	93,314
Rogers Corp. (a)	555	130,608
Sanmina Corp. (a)	2,383	133,567
ScanSource, Inc. (a)	2,701	83,677
TD SYNNEX Corp.	1,338	122,440
TTM Technologies, Inc. (a)	5,930	90,788
Vishay Intertechnology, Inc.	5,426	113,458
Vontier Corp.	5,347	102,128
		2,959,167
IT Services - 2.7%
Amdocs Ltd.	2,697	232,778
Cass Information Systems, Inc.	2,165	92,619
Concentrix Corp.	1,180	144,231
CSG Systems International, Inc.	1,776	114,854
DXC Technology Co. (a)	6,460	185,725
Euronet Worldwide, Inc. (a)	1,511	126,939
EVERTEC, Inc.	2,729	97,725
ExlService Holdings, Inc. (a)	926	168,393
Genpact Ltd.	4,062	197,007
Hackett Group, Inc.	3,833	83,713
International Money Express, Inc. (a)	3,491	94,362
Maximus, Inc.	2,053	126,609
Perficient, Inc. (a)	1,302	87,195
Switch, Inc. Class A	4,228	143,963
The Western Union Co.	10,290	139,018
Verra Mobility Corp. (a)	6,170	105,322
		2,140,453
Semiconductors & Semiconductor Equipment - 1.4%
Amkor Technology, Inc.	4,669	97,069
Axcelis Technologies, Inc. (a)	1,421	82,418
Cirrus Logic, Inc. (a)	1,695	113,768
Diodes, Inc. (a)	1,547	110,873
FormFactor, Inc. (a)	3,169	64,045
Kulicke & Soffa Industries, Inc.	2,350	98,559
MKS Instruments, Inc.	1,427	117,228
Onto Innovation, Inc. (a)	1,573	105,139
Photronics, Inc. (a)	3,894	63,161
Rambus, Inc. (a)	4,362	131,558
Semtech Corp. (a)	2,253	62,386
SMART Global Holdings, Inc. (a)	4,380	59,261
		1,105,465
Software - 2.8%
ACI Worldwide, Inc. (a)	4,393	106,882
Adeia, Inc.	5,964	66,678
American Software, Inc. Class A	4,466	76,503
Aspen Technology, Inc. (a)	763	184,226
Black Knight, Inc. (a)	3,444	208,259
Box, Inc. Class A (a)	4,591	133,369
Dolby Laboratories, Inc. Class A	1,906	127,397
InterDigital, Inc.	1,647	82,136
Manhattan Associates, Inc. (a)	1,453	176,787
Paylocity Holding Corp. (a)	915	212,088
Progress Software Corp.	2,182	111,347
PTC, Inc. (a)	2,178	256,634
Qualys, Inc. (a)	1,072	152,824
SPS Commerce, Inc. (a)	1,103	139,552
Teradata Corp. (a)	3,437	108,575
Verint Systems, Inc. (a)	2,543	90,098
Xperi, Inc. (a)	2,403	33,570
		2,266,925
Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc. Class A (a)	6,656	205,404
TOTAL INFORMATION TECHNOLOGY		9,564,280
MATERIALS - 5.4%
Chemicals - 1.7%
AdvanSix, Inc.	1,986	72,251
American Vanguard Corp.	3,001	69,833
Balchem Corp.	953	133,229
Huntsman Corp.	5,073	135,753
Kronos Worldwide, Inc.	3,914	37,183
NewMarket Corp.	301	91,606
Olin Corp.	3,220	170,499
RPM International, Inc.	2,596	245,504
The Chemours Co. LLC	4,045	115,808
Valvoline, Inc.	4,785	140,488
Westlake Corp.	1,138	109,988
		1,322,142
Construction Materials - 0.2%
Eagle Materials, Inc.	1,062	129,893
Containers & Packaging - 1.0%
Aptargroup, Inc.	1,543	152,988
Sealed Air Corp.	3,236	154,098
Silgan Holdings, Inc.	2,666	126,262
Sonoco Products Co.	2,433	151,041
WestRock Co.	5,276	179,701
		764,090
Metals & Mining - 2.2%
Alcoa Corp.	4,005	156,315
Alpha Metallurgical Resources	736	124,274
Cleveland-Cliffs, Inc. (a)	10,455	135,810
Commercial Metals Co.	3,327	151,379
Coronado Global Resources, Inc. unit (c)	70,535	83,919
Reliance Steel & Aluminum Co.	1,246	251,044
Royal Gold, Inc.	1,567	148,802
Ryerson Holding Corp.	2,515	84,378
Steel Dynamics, Inc.	3,448	324,284
TimkenSteel Corp. (a)	4,090	71,330
United States Steel Corp. (b)	6,501	132,360
Warrior Metropolitan Coal, Inc.	2,864	106,369
		1,770,264
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	2,202	124,743
Mercer International, Inc. (SBI)	4,609	61,853
Sylvamo Corp.	2,070	99,712
		286,308
TOTAL MATERIALS		4,272,697
REAL ESTATE - 7.6%
Equity Real Estate Investment Trusts (REITs) - 7.5%
Agree Realty Corp.	1,805	124,004
American Homes 4 Rent Class A	5,823	185,987
Apartment Income (REIT) Corp.	3,532	135,735
Apple Hospitality (REIT), Inc.	6,305	107,942
Armada Hoffler Properties, Inc.	4,859	56,802
Brixmor Property Group, Inc.	6,808	145,078
Camden Property Trust (SBI)	1,971	227,749
City Office REIT, Inc.	4,741	50,349
Corporate Office Properties Trust (SBI)	3,637	96,926
Cousins Properties, Inc.	4,004	95,135
CubeSmart	4,495	188,206
Douglas Emmett, Inc.	4,984	87,669
Easterly Government Properties, Inc.	4,128	71,786
EastGroup Properties, Inc.	930	145,722
Equity Commonwealth	3,629	94,935
Equity Lifestyle Properties, Inc.	3,293	210,620
Federal Realty Investment Trust (SBI)	1,568	155,201
First Industrial Realty Trust, Inc.	2,973	141,604
Four Corners Property Trust, Inc.	3,035	77,757
Franklin Street Properties Corp.	16,796	48,372
Gaming & Leisure Properties	4,548	227,946
Healthcare Trust of America, Inc.	5,509	111,998
Highwoods Properties, Inc. (SBI)	3,140	88,642
Independence Realty Trust, Inc.	5,775	96,789
InvenTrust Properties Corp.	2,915	73,458
Iron Mountain, Inc.	5,406	270,678
Kilroy Realty Corp.	2,582	110,355
Kimco Realty Corp.	11,687	249,868
Life Storage, Inc.	1,671	184,829
LTC Properties, Inc.	1,839	71,114
LXP Industrial Trust (REIT)	9,153	88,601
Medical Properties Trust, Inc.	12,228	140,011
National Health Investors, Inc.	1,501	85,107
National Retail Properties, Inc.	3,759	157,991
National Storage Affiliates Trust	2,237	95,430
Omega Healthcare Investors, Inc.	5,176	164,493
Phillips Edison & Co., Inc.	3,284	98,980
Physicians Realty Trust	6,346	95,571
Potlatch Corp.	2,138	95,120
Rayonier, Inc.	3,638	122,601
Regency Centers Corp.	3,145	190,304
Retail Opportunity Investments Corp.	4,908	71,068
Rexford Industrial Realty, Inc.	3,263	180,379
SL Green Realty Corp. (b)	2,055	81,542
Stag Industrial, Inc.	4,266	134,763
Terreno Realty Corp.	1,964	112,223
Universal Health Realty Income Trust (SBI)	1,184	57,625
Whitestone REIT Class B	5,709	53,722
		5,958,787
Real Estate Management & Development - 0.1%
Marcus & Millichap, Inc.	1,663	61,265
TOTAL REAL ESTATE		6,020,052
UTILITIES - 2.9%
Electric Utilities - 1.2%
Hawaiian Electric Industries, Inc.	2,810	106,892
IDACORP, Inc.	1,213	127,001
NRG Energy, Inc.	4,835	214,674
OGE Energy Corp.	4,253	155,787
Otter Tail Corp.	1,272	85,758
Pinnacle West Capital Corp.	2,340	157,271
Portland General Electric Co.	2,282	102,553
		949,936
Gas Utilities - 0.8%
National Fuel Gas Co.	2,090	141,054
ONE Gas, Inc.	1,425	110,409
South Jersey Industries, Inc.	3,295	114,238
Southwest Gas Corp.	1,666	121,735
UGI Corp.	4,363	154,145
		641,581
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc. Class C	3,021	104,950
Vistra Corp.	8,426	193,545
		298,495
Multi-Utilities - 0.5%
Avista Corp.	2,246	92,153
NiSource, Inc.	7,754	199,200
NorthWestern Energy Corp.	1,728	91,290
Unitil Corp.	1,164	61,354
		443,997
TOTAL UTILITIES		2,334,009
TOTAL COMMON STOCKS (Cost $81,584,079)		79,379,415

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	160,285	160,317
Fidelity Securities Lending Cash Central Fund 3.10% (d)(e)	1,671,508	1,671,675
TOTAL MONEY MARKET FUNDS (Cost $1,831,992)		1,831,992

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $83,416,071)	81,211,407
NET OTHER ASSETS (LIABILITIES) - (2.0)% (f)	(1,613,774)
NET ASSETS - 100.0%	79,597,633

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	Dec 2022	185,300	2,527	2,527

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,919 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $11,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	79,549	916,756	835,988	550	-	-	160,317	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	1,034,050	3,206,458	2,568,833	3,281	-	-	1,671,675	0.0%
Total	1,113,599	4,123,214	3,404,821	3,831	-	-	1,831,992

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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